OTHER INCOME/(EXPENSES)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
OTHER INCOME/(EXPENSES)

NOTE – 4 OTHER INCOME/(EXPENSES)

	Year ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Government grant	$178,124	$-	$-
Bank interest income	22,995	44,840	2,138
Finance costs	(246,262)	(656,689)	(829,049)
Gain on disposal of intangible assets	-	6,145,711	-
Gain/(Loss) on investment on event projects	-	806,606	(5,071,365)
Gain/(Loss) on early termination of leases	2,539	-	-
Sales of concert tickets and others	-	411,593	184,766
Total	$(42,604)	$6,752,061	$(5,713,510)

Government grant in relation to the funding support from the Technology Voucher Program set up by the Hong Kong Government during the year ended March 31, 2024. There was no government grant during the year ended March 31, 2025 and March 31, 2026. During the year ended March 31, 2025, the Group disposed certain intangible assets and recorded a gain. Please refer to note 11. Beginning from the year ended March 31, 2025, the Group started to invest in event projects and receiving funding from other investors. During the year ended March 31, 2025 and 2026, the Group made a realized gain of HKD806,606 and a realized loss of HKD3,742,264 from investment on event projects, and a nil and HKD1,329,101 from profit-sharing expenses to other investors, respectively.

Finance costs represented interests for bank borrowings and leases liabilities during the years ended March 31, 2024, 2025 and 2026.